Realized Gains / (Losses) on Sales of Investments, Net (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realized Gains / (Losses) on Sales of Investments, Net (Textual)
Gross realized gains on sales of investments	¥ 46,126,258	¥ 3,185,026	¥ 9,024,132
Gross realized losses on sales of investments			¥ 20,551,930